Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
The Company’s total income tax expense was as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
State income tax	$394	$899	$601
REIT state built-in gain tax expense	—	47	—
Federal income tax	—	19	—
Total income tax expense	$394	$965	$601

Schedule of Common Stock Dividends Characterized for Tax
For the years ended December 31, 2017, 2016 and 2015, common stock dividends paid were characterized for tax as follows (per share):

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Ordinary income	$0.49	$0.52	$0.42
Return of capital	0.16	0.15	0.26
Capital gain	0.07	0.03	—
Total	$0.72	$0.70	$0.68